Loans Payable (Convertible Promissory Note) (Details) - USD ($)		12 Months Ended
	Jul. 08, 2016	Jun. 30, 2016	Sep. 30, 2016	Jun. 27, 2016	Jun. 30, 2015
Debt Instrument [Line Items]
Long-term debt		$ 28,712,000			$ 24,091,000
RI Convertible Note
Debt Instrument [Line Items]
Debt instrument, face amount				$ 300,000
Interest rate				12.00%
Long-term debt		300,000	$ 300,000	$ 300,000
Interest expense		2,000
Convertible Debt | Secured Convertible Note
Debt Instrument [Line Items]
Debt instrument, face amount	$ 3,000,000
Interest rate	12.00%
Fair value of conversion feature	$ 500,000
Convertible Debt | RI Convertible Note
Debt Instrument [Line Items]
Debt instrument, face amount		300,000
Long-term debt		$ 300,000			$ 0